Securities - Additional Information (Detail) $ in Thousands	Dec. 31, 2015 USD ($) Security	Dec. 31, 2014 USD ($)
Amortized Cost and Fair Value Debt Securities [Abstract]
Carrying value of pledged securities | $	$ 142,888	$ 137,898
Number of securities in portfolio with unrealized losses | Security	50